Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Cash and cash equivalents [abstract]
Cash balances	₨ 314.2	$ 4.8	₨ 326.2
Balances with banks (including deposits with original maturity of up to three months)	146,853.3	2,253.2	139,541.4
Total	₨ 147,167.5	$ 2,258.0	₨ 139,867.6	$ 2,146.0	₨ 171,536.1	₨ 197,430.9